Goodwill and Intangible Assets - Schedule of intangible assets (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-lived Intangible Assets [Roll Forward]
Gross Carrying Value	$ 2,614,226	$ 2,605,840	$ 2,557,677
Accumulated Amortization	1,102,090	1,053,044	857,081
Net Carrying Value	1,512,136	1,552,796	1,700,596
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite-lived Intangible Assets (Excluding Goodwill)	1,480,000	1,480,000	1,480,000
Indefinite Lived Trade Names Accumulated Impairment Charges	580,000	580,000	580,000
Indefinite-Lived Trade Names	900,000	900,000	900,000
Intangible Assets, Gross (Excluding Goodwill)	4,094,226	4,085,840	4,037,677
Other Intangible Assets Accumulated Amortization	1,102,090	1,053,044	857,081
Intangible Assets Accumulated Amortization	580,000	580,000	580,000
Intangible Assets, Net (Including Goodwill)	$ 2,412,136	$ 2,452,796	$ 2,600,596
Client relationships [Member]
Finite-lived Intangible Assets [Roll Forward]
Weighted Average Useful Life	14 years	14 years	14 years
Gross Carrying Value	$ 2,463,217	$ 2,455,360	$ 2,408,573
Accumulated Amortization	1,022,275	977,140	798,153
Net Carrying Value	$ 1,440,942	$ 1,478,220	$ 1,610,420
Trade names [Member]
Finite-lived Intangible Assets [Roll Forward]
Weighted Average Useful Life	8 years	8 years	8 years
Gross Carrying Value	$ 134,749	$ 134,220	$ 132,844
Accumulated Amortization	69,307	66,209	52,485
Net Carrying Value	$ 65,442	$ 68,011	$ 80,359
Developed technology [Member]
Finite-lived Intangible Assets [Roll Forward]
Weighted Average Useful Life	5 years	5 years	5 years
Gross Carrying Value	$ 10,160	$ 10,160	$ 10,160
Accumulated Amortization	6,497	5,989	3,957
Net Carrying Value	$ 3,663	$ 4,171	$ 6,203
Covenant not to compete [Member]
Finite-lived Intangible Assets [Roll Forward]
Weighted Average Useful Life	5 years	5 years	5 years
Gross Carrying Value	$ 6,100	$ 6,100	$ 6,100
Accumulated Amortization	4,011	3,706	2,486
Net Carrying Value	$ 2,089	$ 2,394	$ 3,614